Commitments and Contingencies (Future Obligations for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 1,336	$ 743	$ 474
For year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460
Total minimum payment required	$ 8,107